Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 1	$ 1
Common stock, Authorized	400,000,000	400,000,000
Common stock, Issued	281,924,162	281,924,162
Treasury stock, shares	175,112,126	160,669,942